Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 5,342,127	$ 4,816,287
Acquisition from business combinations		1,542,895
Amounts recognized in profit or loss during the period	(484,206)	(491,331)
Amounts recognized in other comprehensive income	(165,506)	(451,513)	$ (386,482)
Amounts recognized in equity	3,600	(1,091)	(57,554)
Exchange adjustments	4,853	(73,213)
Ending Balance	4,700,868	5,342,127	4,816,287
Increase (decrease) due to changes in accounting policy [member]
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance		93
Ending Balance			93
Adjusted balance at January 1 after the impact of retroactive applications [member]
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 5,342,127	4,816,380
Ending Balance		$ 5,342,127	$ 4,816,380